CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Follow on Offering [Member]
Issuance of ordinary shares for cash, issuance costs	$ 1,253
IPO [Member]
Issuance of ordinary shares for cash, issuance costs		$ 4,575
Tencent [Member]
Issuance of ordinary shares for cash, issuance costs	$ 104